Current Projects (FY)	3 Months Ended	12 Months Ended
	Sep. 30, 2019	Jun. 30, 2019
Equity Method Investments and Joint Ventures [Abstract]
Current Projects
Note 4 – Current Projects

Australian Future Energy Pty Ltd

In February 2014, we established AFE together with an Australian company, Ambre.  AFE is an independently managed Australian business platform established for the purpose of building a large-scale, vertically integrated business in Australia based on developing, building and owning equity interests in financially attractive and environmentally responsible projects that produce low-cost syngas as a competitive alternative to expensive local natural gas and LNG.

On May 10, 2017, we entered into a project technology license agreement with AFE in connection with a project being developed by AFE in Queensland, Australia.  AFE intends to form a subsidiary project company and assign the project technology license agreement to that company which will assume all of the obligations of AFE thereunder.  Pursuant to the project technology license agreement, we granted a non-exclusive license to use our technology at the project to manufacture syngas and to use our technology in the design of the facility.  In consideration, the project technology license agreement calls for a license fee to be finalized based on the designed plant capacity and a separate fee of $2.0 million for the delivery of a process design package.  License fees shall be paid as project milestones are reached throughout the planning, construction and first five years of plant operations.  The success and timing of the project being developed by AFE will affect if and/or when we will be able to receive all the payments related to this technology license agreement.  However, there can be no assurance that AFE will be successful in developing this or any other project.

In September 2018, AFE’s Gladstone Project was formally announced in Queensland Parliament by Minister for State Development, Manufacturing, Innovation and Planning, Mr. Cameron Dick and was declared by the Queensland Co-Ordinator General as a Co-Ordinated Project.

On April 4, 2019, we entered into a Technology Purchase Option Agreement (the “Option Agreement”) with AFE providing AFE has an exclusive option through July 31, 2019 to purchase 100% ownership of Synthesis Energy Systems Technology, LLC, our wholly-owned subsidiary which owns our interest in the SGT.  In addition, ownership rights to SGT are carved out of the transaction and retained by us for China and we have a three-year option period post-closing to monetize SGT for India, Brazil, Poland and for the DRI technology market segment.  On July 31, 2019, we entered into an Amendment to the Option Agreement with AFE extending the exclusive option provided in the Option Agreement through August 31, 2019.  On August 31, 2019, we mutually agreed with AFE to allow the Option Agreement to terminate pursuant to its terms and no penalties or payments were due as a result of the termination of the agreement.

AFE issued one million shares to us in connection with the execution of the Option Agreement.  AFE would also pay (i) an additional $2.0 million in three equal installments, with the first installment paid at closing and the remainder over the subsequent twelve months, and (ii) $3.8 million on the earlier of the closing of a construction financing by AFE or five years from closing.  The closing of the transaction was subject to the negotiation of definitive agreements and other conditions specified in the Option Agreement.  In addition to the payment schedule above, AFE issued an additional one million shares with the execution of the Option Agreement and would also pay an additional $100,000 with the first installment paid at closing as full and final settlement of outstanding invoices owing AFE to us at the date of this Option Agreement.  As a result of the termination of the Option Agreement, we retained the two million shares AFE issued in connection with the Option Agreement.  We accounted for the first million shares as an additional investment in AFE for $70,000 and a reduction of receivable amounts due from AFE with a fair value of $100,000 witih a write-off for the remaining $30,000.  The second million shares were accounted for as an additional investment in AFE and a deferred liability in the amount of $70,000 as a down payment on the purchase of our subsidiary.  In the quarter ending September 30, 2019, we recognized the $70,000 down payment as an other gain due to the termination of the Option Agreement.

For our ownership interest in AFE, we have been contributing cash and engineering support for AFE’s business development while Ambre contributed cash and services.  Additional ownership in AFE has been granted to the AFE management team and staff individuals providing services to AFE.  In April 2019, we were issued two million shares in connection with the Option Agreement and its subsequent termination.

We account for our investment in AFE under the equity method.  Our ownership interest of approximately 35% makes us the second largest shareholder.  We also maintain a seat on the board of directors which allows us to have significant influence on the operations and financial decisions, but not control, of AFE.  Our carrying value of our AFE investment as of both September 30, 2019 and June 30, 2019 was zero.

The following summarizes unaudited condensed financial information of AFE for the three months ended September 30, 2019 and 2018 and as of September 30, 2019 and June 30, 2019 (in thousands):

Income Statement data:	September 30, 2019	September 30, 2018
Net Income (Loss)	$(293)	$313

Balance sheet data:	September 30, 2019	June 30, 2019
Total assets	$1,322	$1,555
Total Equity	610	324

For more on the Merger and related transactions, see Note 13 – Subsequent Events – The Proposed Merger with AFE.

Cape River Resources Pty Ltd

In October 2018, AFE formed a separate unrelated company, Cape River Resources Pty Ltd (“CRR”) for the purpose of developing the Pentland resource into an operating thermal coal mine. Ownership in CRR was distributed proportionately to the shareholders of AFE with additional shares issued to the management team. Our ownership in CRR was approximately 38% upon the formation of CRR through our ownership interest in AFE. GNE sold its 100% ownership interest in the Pentland Coal Mine to CRR.

We account for our investment in CRR under the equity method. Our ownership interest of approximately 38% makes us the second largest shareholder. We may appoint one board director for each 15% ownership interest we hold in CRR which allows us to have significant influence on the operations and financial decisions, but not control, of CRR. Our carrying value of our CRR investment as of June 30, 2019 was zero.

Batchfire Resources Pty Ltd

As a result of AFE’s early stage business development efforts associated with the Callide coal mine in Central Queensland, Australia, AFE created BFR.  BFR was a spin-off company for which ownership interest was distributed to the existing shareholders of AFE and to the new BFR management team in December 2015.  BFR is registered in Australia and was formed for the purpose of purchasing the Callide thermal coal mine from Anglo-American plc (“Anglo-American”).  The Callide mine is one of the largest thermal coal mines in Australia and has been in operation for more than 40 years.

In October 2016, BFR stated that it had received investment support for the acquisition from Singapore-based Lindenfels Pte, Ltd, a subsidiary of commodity traders Avra Commodities, and as a result the acquisition of the Callide thermal coal mine from Anglo-American was completed in October 2016.

On April 29, 2019, BFR issued additional shares as part of a rights offering.  We did not execute our rights in this offering and therefore after the completion of the offering process and the issuance of the additional shares, our ownership interest was diluted from approximately 11% to approximately 7%.

We account for our investment in BFR under the cost method.  Our limited ownership interest in BFR was approximately 7% and we do not have significant influence over the operation or financial decisions made by the company.  At the time of the spin-off, the carrying amount of our investment in AFE was reduced to zero through equity losses.  As such, the value of the investment in BFR post spin-off was also zero.  As of September 30, 2019, our ownership interest in BFR was approximately 7% and the carrying value of our investment in BFR as of both September 30, 2019 and June 30, 2019 was zero.

Townsville Metals Infrastructure Pty Ltd

In August 2018, AFE formed a separate unrelated company, Townsville Metals Infrastructure Pty Ltd (“TMI”) for the purpose of completing the development of the required infrastructure such as rail and port modifications related to the transport of mined products including coal from the Pentland resource to the Townsville port.  Ownership in TMI was distributed proportionately to the shareholders of AFE.  Our ownership in TMI is approximately 38% upon the formation of TMI through our ownership interest in AFE.

We account for our investment in TMI under the equity method.  Our ownership interest of approximately 38% makes us the second largest shareholder.  We may appoint one board director for each 15% ownership interest we hold in TMI which allows us to have significant influence on the operations and financial decisions, but not control, of TMI.  Our carrying value of our TMI investment as of both September 30, 2019 and June 30, 2019 was zero.

SES EnCoal Energy sp. z o. o.

In October 2017, we entered into agreements with Warsaw-based EnInvestments sp. z o.o.  Under the terms of the agreements, we and EnInvestments are equal shareholders of SEE and SEE will exclusively market, develop, and commercialize projects in Poland which utilize our technology, services and proprietary equipment and we share with SEE a portion of the technology license payments, net of fees, we receive from Poland.  The goal of SEE is to establish efficient clean energy projects that provide Polish industries superior economic benefits as compared to the use of expensive, imported natural gas and LNG, while providing energy independence through our technological capabilities to convert the wide range of Poland’s indigenous coals, coal waste, biomass and municipal waste to valuable syngas products.  SEE has developed a pipeline of projects and together we are actively working with Polish customers and partners to complete necessary project feasibility, permitting, and SGT technology agreement steps required prior to starting construction on the projects.

For our ownership interest in SEE, we have been contributing cash and assisting in the development of SEE.  In August 2018 we contributed additional cash of approximately $11,000.

We account for our investment in SEE under the equity method.  Our ownership interest of 50% makes us an equal shareholder and we also maintain two of the four seats on the board of directors which allows us to have significant influence on the operations and financial decisions, but not control, of SEE.  On September 30, 2019, as an equal shareholder, our ownership was 50% of SEE and our carrying value of our investment in SEE as of both September 30, 2019 and June 30, 2019 was approximately $19,000.

Midrex Technologies

In July 2015, we entered into a Project Alliance Agreement that expands our exclusive relationship with Midrex Technologies for integration and optimization of DRI technology using coal gasification.  Midrex has taken the lead in marketing, sales, proposal development, and project execution for coal gasification DRI projects as part of the new project alliance.  Midrex may also lead the construction of the fully integrated solution for customers who desire such an execution strategy.  We will provide the DRI gasification technology for each project including engineering, key equipment, and technical services.  The agreement includes finalization of an engineering package for the optimized coal gasification DRI solution.  Prior to the Project Alliance Agreement, we also entered into an exclusive agreement with the TSEC Joint Venture and Midrex for the joint marketing of coal gasification-based DRI facilities in China.  These facilities will combine our gasification technology with the Direct Reduction Process of Midrex to create syngas from low quality coals in order to convert iron ore into high-purity DRI.  The TSEC Joint Venture will aid in the marketing of these DRI facilities in China and will supply the gasification equipment and licensing of the technology.

Yima Joint Venture

In August 2009, we entered into joint venture contracts and related agreements with Yima Coal Industry Group Company (“Yima”).  We continue to own a 25% interest in the Yima Joint Venture and Yima owns a 75% interest.

In December 2017 and January 2018, on-going development cooperation and discussions with the Yima Joint Venture management resulted in the joint venture agreeing to pay various costs incurred by us during the construction and commissioning period of the facility in the amount of approximately 16 million Chinese Renminbi yuan, (“RMB”), (approximately $2.5 million).  As of June 30, 2018, we had received 6.15 million RMB (approximately $0.9 million) of payments from the Yima Joint Venture related to these costs.  Since June 2018, no additional payments have been received.  Due to uncertainty, revenues will be recorded upon receipt of payment.  Despite our continuous efforts, we have not received any further payments from the Yima Joint Venture.

Since 2014, we have accounted for this joint venture under the cost method of accounting.   Our conclusion to account for this joint venture under this methodology is based upon our historical lack of significant influence in the Yima Joint Venture.  The lack of significant influence was determined based upon our interactions with the Yima Joint Venture related to our limited participation in operating and financial policymaking processes coupled with our limited ability to influence decisions which contribute to the financial success of the Yima Joint Venture.  We continue to evaluate our level of influence over the Yima Joint Venture.

The carrying value of our Yima Joint Venture investment as of both September 30, 2019 and June 30, 2019 was zero.

Tianwo-SES Clean Energy Technologies Limited

Joint Venture Contract

In February 2014, SES Asia Technologies Limited, one of our wholly owned subsidiaries, entered into a Joint Venture Contract (the “JV Contract”) with Zhangjiagang Chemical Machinery Co., Ltd., which subsequently changed its legal name to Suzhou Thvow Technology Co. Ltd. (“STT”), to form the TSEC Joint Venture.  In August 2017, we entered into a restructuring agreement which changed the share ownership in the TSEC Joint Venture, reduced the registered capital and brought an additional party, The Innovative Coal Chemical Design Institute (“ICCDI”), into the JV Contract.  Current ownership interests of the TSEC Joint Venture are STT owning 50%, ICCDI owning 25% and we own the remaining 25%.  The purpose of the TSEC Joint Venture is to establish SGT as the leading gasification technology in the TSEC Joint Venture territory (which is China, Indonesia, the Philippines, Vietnam, Mongolia and Malaysia) by becoming a leading provider of proprietary equipment and engineering services for the technology.  The scope of the TSEC Joint Venture is to market and license SGT via project sublicenses; procurement and sale of proprietary equipment and services; coal testing; and engineering, procurement and research and development related to SGT.

TSEC Joint Venture financial data

The following summarizes unaudited condensed financial information of TSEC Joint Venture for the three months ended September 30, 2019 and 2018 and as of September 30, 2019 and June 30, 2019 (in thousands):

Income Statement data:	September 30, 2019	September 30, 2018
Revenue	$—	$—
Operating loss	—	(207)
Net loss	—	(207)

Balance sheet data:	September 30, 2019	June 30, 2019
Current assets	$3,491	$3,491
Noncurrent assets	86	86
Current liabilities	3,661	3,661
Noncurrent liabilities	—	—
Equity	(84)	(84)

The TSEC Joint Venture is accounted for under the equity method.  Our initial capital contribution in the formation of the venture was the Technology Usage and Contribution Agreement (“TUCA”), which is an intangible asset.  As such, we did not record a carrying value at the inception of the venture.  The carrying value of our investment in the TSEC Joint Venture as of both September 30, 2019 and June 30, 2019 was zero.

Under the equity method of accounting, losses in the venture are not recorded if the losses cause the carrying value to be negative and there is no requirement to contribute additional capital.  As we are not required to contribute additional capital, we have not recognized losses in the venture, as this would cause the carrying value to be negative

TUCA

Pursuant to the TUCA, we have contributed to the TSEC Joint Venture certain exclusive rights to our SGT in the TSEC Joint Venture territory, including the right to: (i) grant site specific project sub-licenses to third parties; (ii) use our marks for proprietary equipment and services; (iii) engineer and/or design processes that utilize our technology or our other intellectual property; (iv) provide engineering and design services for joint venture projects and (v) take over the development of projects in the TSEC Joint Venture territory that have previously been developed by us and our affiliates.  As a result of the Restructuring Agreement, ICCDI was added as a party to the TUCA, but all other material terms remained the same.

Note 4 — Current Projects

Australian Future Energy Pty Ltd

In February 2014, we established AFE together with an Australian company, Ambre Investments PTY Limited (“Ambre”).  AFE is an independently managed Australian business platform established for the purpose of building a large-scale, vertically integrated business in Australia based on developing, building and owning equity interests in financially attractive and environmentally responsible projects that produce low-cost syngas as a competitive alternative to expensive local natural gas and LNG.

On June 9, 2015, we entered into a Master Technology Agreement (the “MTA”) with AFE which was later revised on May 10, 2017 (as described below).  Pursuant to the MTA, we have conveyed certain exclusive access rights to our gasification technology in Australia focusing on promotion and use of our technology in projects.  AFE is the exclusive operational entity for business relating to our technology in Australia and AFE owns no rights to sub-license our technology.  AFE will work with us on project license agreements for use of our technology as projects are developed in Australia.  In return for its work, AFE will receive a share of any license fee we receive for project licenses in Australia.

On May 10, 2017, we entered into a project technology license agreement with AFE in connection with a project being developed by AFE in Queensland Australia.  AFE intends to form a subsidiary project company and assign the project technology license agreement to that company which will assume all of the obligations of AFE thereunder.  Pursuant to the project technology license agreement, we granted a non-exclusive license to use our technology at the project to manufacture syngas and to use our technology in the design of the facility.  In consideration, the project technology license agreement calls for a license fee to be finalized based on the designed plant capacity and a separate fee of $2.0 million for the delivery of a process design package.  The license agreement calls for license fees to be paid as project milestones are reached throughout the planning, construction and first five years of plant operations.  The success and timing of the project being developed by AFE will affect if and/or when we will be able to receive all of the payments related to this license agreement.  However, there can be no assurance that AFE will be successful in developing this or any other project.

In October 2016, AFE completed the creation and spin-off of BFR (as discussed below) as a separate standalone company which acquired and operates the Callide thermal coal mine in Queensland.

In August 2017, AFE completed the acquisition of a mine development lease related to the 266-million-ton resource near Pentland, Queensland through AFE’s wholly owned subsidiary, Great Northern Energy Pty Ltd (“GNE”).

In July 2018, we entered into a loan agreement (the “Loan Agreement”) with AFE to provide short-term funding in order to enable AFE to continue to progress its project related initiatives for the betterment of AFE shareholders and the successful promotion of their projects in the amount of 350,000 Australian Dollars, approximately $260,000.  The Loan Agreement had a term of three months, subject to certain events, and an interest rate of 6%.  AFE repaid the outstanding principal amount under the Loan Agreement plus interest in August 2018.

In September 2018, AFE’s Gladstone Energy and Ammonia Project (“Gladstone Project”) was formally announced in Queensland Parliament by Minister for State Development, Manufacturing, Innovation and Planning, Mr. Cameron Dick and was declared by the Queensland Co-Ordinator General as a Co-Ordinated Project.

On April 4, 2019, we entered into a Technology Purchase Option Agreement (the “Option Agreement”) with AFE providing AFE with an exclusive option through July 31, 2019 to purchase 100% ownership of Synthesis Energy Systems Technology, LLC, our wholly-owned subsidiary which owns our interest in the SGT.  In addition, ownership rights to SGT were to be carved out of the transaction and retained by us for China and we have a three-year option period post-closing to monetize SGT for India, Brazil, Poland and for the DRI technology market segment.  On July 31, 2019, we entered into an Amendment to the Option Agreement with AFE extending the exclusive option provided in the Option Agreement through August 31, 2019.  On August 31, 2019, we mutually agreed with AFE to allow the Option Agreement to terminate pursuant to its terms and no penalties or payments were due as a result of the termination of the agreement.

AFE issued one million shares to us in connection with the execution of the Option Agreement.  AFE would also pay (i) an additional $2.0 million in three equal installments, with the first installment paid at closing and the remainder over the subsequent twelve months, and (ii) $3.8 million on the earlier of the closing of a construction financing by AFE or five years from closing.  The closing of the transaction was subject to the negotiation of definitive agreements and other conditions specified in the Option Agreement.  In addition to the payment schedule above, AFE issued an additional one million shares with the execution of the Option Agreement and would also pay an additional $100,000 with the first installment paid at closing as full and final settlement of outstanding invoices owing AFE to us at the date of this Option Agreement.  As a result of the termination, we retained the two million shares AFE issued in connection with the Option Agreement.  We accounted for the first million shares as an additional investment in AFE for $70,000 and a reduction of receivable amounts due from AFE with a fair value of $100,000 with a write-off for the remaining $30,000.  The second million shares were accounted for as an additional investment in AFE and a deferred liability in the amount of $70,000 as a down payment on the purchase of our subsidiary.  In the quarter ending September 30, 2019, we recognized the $70,000 down payment as an other gain due to the termination of the Option Agreement.

For our ownership interest in AFE, we have been contributing cash and engineering support for AFE’s business development while Ambre contributed cash and services.  Additional ownership in AFE has been granted to the AFE management team and staff individuals providing services to AFE.  In August 2017 and March 2018, we elected to make additional contributions of $0.47 million and $0.16 million respectively to assist AFE with developing its business in Australia.  In April 2019, we were issued two million shares in connection with the Option Agreement and its subsequent termination.

We account for our investment in AFE under the equity method.  Our ownership of 36% makes us the second largest shareholder.  We also maintain a seat on the board of directors which allows us to have significant influence on the operations and financial decisions, but not control, of AFE.  Our carrying value of our AFE investment as of both June 30, 2019 and June 30, 2018 was zero.

The following summarizes unaudited condensed financial information of AFE as of and for the years ended June 30, 2019 and 2018 (in thousands):

	Year ended
	June 30,
	2019	2018
Total assets	$1,555	$1,241
Total equity	324	635
Net loss	(1,515)	(1,343)

For more on the Merger and related transactions, see Note 16 – Subsequent Events – The Proposed Merger with AFE.

Batchfire Resources Pty Ltd

As a result of AFE’s early stage business development efforts associated with the Callide thermal coal mine in Central Queensland, Australia, AFE created BFR.  BFR was a spin-off company for which ownership interest was distributed to the existing shareholders of AFE and to the new BFR management team in December 2015.  BFR is registered in Australia and was formed for the purpose of purchasing the Callide thermal coal mine from Anglo-American plc (“Anglo-American”).  The Callide mine is one of the largest thermal coal mines in Australia and has been in operation for more than 40 years.

In October 2016, BFR stated that it had received investment support for the acquisition from Singapore-based Lindenfels Pte Ltd, a subsidiary of commodity traders Avra Commodities, and as a result, the acquisition of the Callide thermal coal mine from Anglo-America was completed.

On April 29, 2019, BFR issued additional shares as part of a rights offering.  We did not execute our rights in this offering and therefore after the completion of the offering process and the issuance of the additional shares, our ownership interest has been diluted from approximately 11% to approximately 7%.

We account for our investment in BFR under the cost method.  Our limited ownership interest in BFR was approximately 7% and we do not have significant influence over the operation or financial decisions made by the company.  At the time of the spin-off, the carrying amount of our investment in AFE was reduced to zero through equity losses.  As such, the value of the investment in BFR post spin-off was also zero.  On June 30, 2019, our ownership in BFR was approximately 7% and the carrying value of our BFR investment as of both June 30, 2019 and June 30, 2018 was zero.

For more on the Batchfire Share Exchange Agreements, see Note 16 – Subsequent Events – The Proposed Merger with AFE.

Cape River Resources Pty Ltd

In October 2018, AFE formed a separate unrelated company, Cape River Resources Pty Ltd (“CRR”) for the purpose of developing the Pentland resource into an operating thermal coal mine.  Ownership in CRR was distributed proportionately to the shareholders of AFE with additional shares issued to the management team.  Our ownership in CRR was approximately 38% upon the formation of CRR through our ownership interest in AFE.  GNE sold its 100% ownership interest in the Pentland Coal Mine to CRR.

We account for our investment in CRR under the equity method.  Our ownership interest of approximately 38% makes us the second largest shareholder.  We may appoint one board director for each 15% ownership interest we hold in CRR which allows us to have significant influence on the operations and financial decisions, but not control, of CRR.  Our carrying value of our CRR investment as of June 30, 2019 was zero.

Townsville Metals Infrastructure Pty Ltd

In August 2018, AFE formed a separate unrelated company, Townsville Metals Infrastructure Pty Ltd (“TMI”) for the purpose of completing the development of the required infrastructure such as rail and port modifications related to the transport of mined products including coal from the Pentland resource to the Townsville port.  Ownership in TMI was distributed proportionately to the shareholders of AFE.  Our ownership in TMI is approximately 38% upon the formation of TMI through our ownership interest in AFE.

We account for our investment in TMI under the equity method.  Our ownership interest of approximately 38% makes us the second largest shareholder.  We may appoint one board director for each 15% ownership interest we hold in TMI which allows us to have significant influence on the operations and financial decisions, but not control, of TMI.  Our carrying value of our TMI investment as of June 30, 2019 was zero.

SES EnCoal Energy sp. z o.o

In October 2017, we entered into agreements with Warsaw-based EnInvestments sp. z o.o.  Under the terms of the agreements, we and EnInvestments are equal shareholders of SEE and SEE will exclusively market, develop, and commercialize projects in Poland which utilize our technology, services, and proprietary equipment and we share with SEE a portion of the technology license payments, net of fees, we receive from Poland.  The goal of SEE is to establish efficient clean energy projects that provide Polish industries superior economic benefits as compared to the use of expensive, imported natural gas and LNG, while providing energy independence through our technological capabilities to convert the wide range of Poland’s indigenous coals, coal waste, biomass and municipal waste to valuable syngas products.  SEE has developed a pipeline of projects and together with us is actively working with Polish customers and partners to complete necessary project feasibility, permitting, and SGT agreement steps required prior to starting construction on the projects.

For our ownership interest in SEE, we have been contributing cash and assisting in the development of SEE.  SEE was initially funded in January 2018 with a cash contribution of approximately $6,000 and an additional funding in March 2018 of approximately $76,000.  In August 2018, we made an additional cash contribution of approximately $11,000.

We account for our investment in SEE under the equity method.  Our ownership of 50% makes us an equal shareholder and we also maintain two of the four seats on the board of directors which allows us to have significant influence on the operations and financial decisions, but not control, of SEE.  Our carrying value of our SEE investment was approximately $19,000 and $36,000 as of June 30, 2019 and June 30, 2018, respectively.

Midrex Technologies

In July 2015, we entered into a Project Alliance Agreement that expands our exclusive relationship with Midrex Technologies for integration and optimization of DRI technology using coal gasification.  Midrex has taken the lead in marketing, sales, proposal development, and project execution for coal gasification DRI projects as part of the new project alliance.  Midrex may also lead the construction of the fully integrated solution for customers who desire such an execution strategy.  We will provide the DRI gasification technology for each project including engineering, key equipment, and technical services.  The agreement includes finalization of an engineering package for the optimized coal gasification DRI solution.  Prior to the Project Alliance Agreement, we also entered into an exclusive agreement with the TSEC Joint Venture and Midrex for the joint marketing of coal gasification-based DRI facilities in China.  These facilities will combine our gasification technology with the Direct Reduction Process of Midrex to create syngas from low quality coals in order to convert iron ore into high-purity DRI.  The TSEC Joint Venture will aid in the marketing of these DRI facilities in China and will supply the gasification equipment and licensing of the technology.

Yima Joint Venture

In August 2009, we entered into joint venture contracts and related agreements with Yima Coal Industry Group Company (“Yima”), replacing the prior joint venture contracts entered in October 2008 and April 2009.  The joint ventures were formed for each of the gasification, methanol/methanol protein production, and utility island components of the plant (collectively the “Yima Joint Venture”).  The joint venture contracts provided that we and Yima contribute equity of 25% and 75%, respectively, to the Yima Joint Venture.  The remaining capital for the project construction has been funded with project debt obtained by the Yima Joint Venture.  Yima agreed to guarantee the project debt in order to secure debt financing from domestic Chinese banking sources.  We agreed to pledge to Yima our ownership interests in the joint ventures as security for our obligations.  In the event that the necessary additional debt financing is not obtained, Yima agreed to provide a loan to the joint venture to satisfy the remaining capital needs of the project with terms comparable to current market rates at the time of the loan.  Yima also agreed to provide coal to the project at preferential pricing under a side-letter agreement related to the JV contracts

The term of the joint venture commenced June 9, 2009 at the time each joint venture company obtained its business operating license and shall end 30 years after the business license issue date, June 8, 2039.  As discussed below, in November 2016, as part of an overall corporate restructuring plan, these joint ventures were combined into a single joint venture.

We continue to own a 25% interest in the Yima Joint Venture and Yima owns a 75% interest.  Notwithstanding this, in connection with an expansion of the project, we have the option to contribute a greater percentage of capital for the expansion, such that as a result, we could expand through contributions, at our election, up to a 49% ownership interest in the Yima Joint Venture.

During the quarter ended June 30, 2016, the Yima Joint Venture commenced an organizational restructuring to better streamline the operations.  This restructuring effort included combining the three joint ventures into a single joint venture entity and obtaining a business operating license which was completed in November 2016.

In December 2017 and January 2018, on-going development cooperation and discussions with the Yima Joint Venture management resulted in the joint venture agreeing to pay various costs incurred by us during the construction and commissioning period of the facility in the amount of approximately 16 million Chinese Renminbi yuan, (“RMB”) (approximately $2.5 million).  As of June 30, 2018, we have received 6.15 million RMB (approximately $0.9 million) of payments from the Yima Joint Venture related to these costs.  Due to uncertainty, revenues will be recorded upon receipt of payment.  Despite our continuous collection efforts, we have not received any additional payments for the fiscal year ending June 30, 2019.

Since 2014, we have accounted for this joint venture under the cost method of accounting.  Our conclusion to account for this joint venture under this methodology is based upon our historical lack of significant influence in the Yima Joint Venture.  The lack of significant influence was determined based upon our interactions with the Yima Joint Venture related to our limited participation in operating and financial policymaking processes coupled with our limited ability to influence decisions which contribute to the financial success of the Yima Joint Venture.  Under the terms of the joint venture agreement, the Yima Joint Venture is to be governed by a board of directors consisting of eight directors, two of whom were appointed by us and six of whom were appointed by Yima.  Although we maintain two seats on the board of directors, the board does not meet on a regular basis and management, who has been appointed by Yima has acted alone without board approval in many cases.  In 2016, the board began holding periodic meetings beginning in April 2016 and again in July 2016.  The next meeting was held in January 2017 and the last meeting to date was held in December 2018.  Discussions at these meetings generally have not included policy decisions, but rather served a more ceremonial function.  Yima’s parent company, Henan Energy Chemistry Group Company (“Henan Energy”) restructured the management of the Yima Joint Venture under the direction of the Henan Coal Gasification Company (“Henan Gasification”), which is an affiliated company reporting directly to Henan Energy.  Henan Gasification currently has full authority of day to day operational and personnel decisions at the Yima Joint Venture.  In May 2019, the plant was idled to perform annual maintenance.  Due to lack of funds the maintenance program was delayed and a decrease in the price of methanol the plant will remain idled until Henan Energy determines the price of methanol has increased sufficiently or other determining factors dictate the restarting of the plant.  Therefore, we concluded, and continue to believe, that we do not have significant influence in the matters of the Yima Joint Venture and the cost method is the appropriate accounting method.  This consideration has been and continues to be monitored on a quarterly basis to assess whether that conclusion remains appropriate.

We evaluated the conditions of the Yima Joint Venture to determine whether other-than-temporary decrease in value had occurred as of June 30, 2019 and 2018.  At June 30, 2019, management determined there were triggering events related to the value of its investment.  The plant production levels exceeded expectations, yet the plant continued to experience losses and an increase in working capital deficits.

In May 2019, the plant was idled to perform its annual maintenance. Yima determined that the plant would remain idle until it could obtain funds to complete the maintenance and the price of methanol reached an acceptable level, although we are not privy to what the price of methanol must be reached to be considered acceptable. The plant remained idled from May 2019 until November 2019. The restarting of the plant is in line with the winter heating season where the plant provides steam to the city.

At June 30, 2018, management determined there was a triggering event related to the value of its investment. Lower production levels in the fourth quarter reduced the annual production below expectations which resulted in a net increase in the working capital deficit and the debt level of the joint venture. Management determined these events in both years were other than temporary in nature and therefore conducted an impairment analysis utilizing a discounted cash flow fair market valuation. In the June 30, 2018 valuation we also utilized a Black-Sholes Model-Fair Value of Optionality used in valuing companies with substantial amounts of debt where a discounted cash flow valuation may be inadequate for estimating fair value. In the June 30, 2019 valuation, the Black-Scholes Model-Fair Value of Optionality was not available due to the results of the discounted cash flow fair market valuation results. We did these valuations with the assistance of a third-party valuation expert. In this valuation, significant unobservable inputs were used to calculate the fair value of the investment (see Note 2 – (f) Use of Estimates). These inputs included forecasted methanol and coal prices, calculated discount rates, calculated discount for lack of marketability as the majority owner is a state-owned entity in China, volatility analysis and information received from the joint venture. The valuation led to the conclusion that the investment in the Yima Joint Venture was impaired as of June 30, 2019 and, therefore, we recorded a $5.0 million impairment for the year ended June 30, 2019. The previous valuation concluded there was an impairment which resulted in a $3.5 million impairment for the year ended June 30, 2018.

The carrying value of our Yima Joint Venture investment as of June 30, 2019 and June 30, 2018 was zero and approximately $5.0 million respectively.

Tianwo-SES Clean Energy Technologies Limited

Joint Venture Contract

In February 2014, SES Asia Technologies Limited, one of our wholly owned subsidiaries, entered into a Joint Venture Contract (the “JV Contract”) with Zhangjiagang Chemical Machinery Co., Ltd., which subsequently changed its legal name to Suzhou Thvow Technology Co. Ltd. (“STT”), to form the TSEC Joint Venture.  The purpose of the TSEC Joint Venture is to establish SGT as the leading gasification technology in the TSEC Joint Venture territory (which is China, Indonesia, the Philippines, Vietnam, Mongolia and Malaysia) by becoming a leading provider of proprietary equipment and engineering services for the technology.  The scope of the TSEC Joint Venture is to market and license SGT via project sublicenses, procurement and sale of proprietary equipment and services, coal testing, engineering, procurement, and research and development related to SGT.  STT contributed 53.8 million RMB (approximately $8.0 million) in April 2014 and was required to contribute an additional 46.2 million RMB (approximately $6.8 million) within two years of such date for a total contribution of 100 million RMB (approximately $14.8 million) in cash to the TSEC Joint Venture in return for a 65% ownership interest in the TSEC Joint Venture.  The second capital contribution from STT of 46.2 million RMB (approximately $6.8 million) was not paid by STT in April 2016 as required by the initial JV Contract.  As part of a restructuring of the agreement described below, the obligation for payment of additional registered capital was removed.

We contributed certain exclusive technology sub-licensing rights into the TSEC Joint Venture for the territory pursuant to the terms of a Technology Usage and Contribution Agreement (the “TUCA”) entered into among the TSEC Joint Venture, STT and us on the same date and further described in more detail below.  This resulted in our original ownership of 35% of the TSEC Joint Venture.  Under the JV Contract, neither party may transfer their interests in the TSEC Joint Venture without first offering such interests to the other party.

In August 2017, we entered into a restructuring agreement of the TSEC Joint Venture (“Restructuring Agreement”).  The agreed change in share ownership, reduction in the registered capital of the joint venture, and the final transfer of shares with local government authorities was completed in December 2017.  In this restructuring, an additional party was added to the JV Contract, upon receipt of final government approvals, The Innovative Coal Chemical Design Institute (“ICCDI”) became a 25% owner of the TSEC Joint Venture, we decreased our ownership to 25% and STT decreased its ownership to 50%.  ICCDI previously served as general contractor and engineered and constructed all three projects which utilize SGT in seven gasification systems for the Aluminum Corporation of China.

We received 11.15 million RMB (approximately $1.7 million) from ICCDI as a result of this restructuring.  In conjunction with the joint venture restructuring, we also received 1.2 million RMB (approximately $180,000) related to outstanding invoices for services we had provided to the TSEC Joint Venture.

In addition to the ownership changes described above, TSEC Joint Venture is now managed by a board of directors (the “Board”) consisting of eight directors, four appointed by STT, two appointed by ICCDI and two appointed by us. All significant acts as described in the JV Contract require the unanimous approval of the Board.

The JV Contract also includes a non-competition provision which requires that the TSEC Joint Venture be the exclusive legal entity within the TSEC Joint Venture territory for the marketing and sale of any gasification technology or related equipment that utilizes low quality coal feedstock.  Notwithstanding this, STT retained the right to manufacture and sell gasification equipment outside the scope of the TSEC Joint Venture within the TSEC Joint Venture territory.  In addition, we retained the right to develop and invest equity in projects outside of the TSEC Joint Venture within the TSEC Joint Venture territory.  As a result of the Restructuring Agreement, we have further retained the right to provide SGT licenses and to sell proprietary equipment directly into projects in the TSEC Joint Venture territory provided we have an equity interest in the project.  After the termination of the TSEC Joint Venture, STT and ICCDI must obtain written consent from us to market development of any gasification technology that utilizes low quality coal feedstock in the TSEC Joint Venture territory.

The JV Contract may be terminated upon, among other things: (i) a material breach of the JV Contract which is not cured; (ii) a violation of the TUCA; (iii) the failure to obtain positive net income within 24 months of establishing the TSEC Joint Venture or (iv) mutual agreement of the parties.

TSEC Joint Venture unaudited financial data

The following table presents summarized unaudited financial information for the TSEC Joint Venture for the fiscal years ended June 30, 2019 and June 30, 2018 (in thousands):

	Year Ended June 30,
Income Statement data:	2019	2018
Revenue	$151	$109
Operating loss	(1,236)	(1,686)
Net loss	(1,247)	(1,686)

	As of June 30,
Balance sheet data:	2019	2018
Current assets	$3,491	$5,151
Noncurrent assets	86	1,376
Current liabilities	3,661	4,011
Noncurrent liabilities	—	—
Equity	(84)	2,516

The TSEC Joint Venture is accounted for under the equity method.  Our initial capital contribution in the formation of the venture was the TUCA, which is an intangible asset.  As such, we did not record a carrying value at the inception of the venture.  The carrying value of our investment in the TSEC Joint Venture as of both June 30, 2019 and 2018 was zero.  As such in December 2017, the receipt of proceeds related to the Restructuring Agreement and transfer of shares, in the amount of 11.15 million RMB (approximately $1.7 million) were recorded as a gain when the final transfer of shares with local government authorities was completed.

Under the equity method, losses in the venture are not recorded if the losses cause the carrying value to be negative and there is no requirement to contribute additional capital.  As we are not required to contribute additional capital, we have not recognized losses in the venture, as this would cause the carrying value to be negative

TUCA

Pursuant to the TUCA, we have contributed to the TSEC Joint Venture certain exclusive rights to our SGT in the TSEC Joint Venture territory, including the right to: (i) grant site specific project sub-licenses to third parties; (ii) use our marks for proprietary equipment and services; (iii) engineer and/or design processes that utilize our SGT or our other intellectual property; (iv) provide engineering and design services for joint venture projects and (v) take over the development of projects in the TSEC Joint Venture territory that have previously been developed by us and our affiliates.  As a result of the Restructuring Agreement, ICCDI was added as a party to the TUCA, but all other material terms remained the same.

The TSEC Joint Venture will be the exclusive operational entity for business relating to SGT in the TSEC Joint Venture territory, except for projects in which we have an equity ownership position.  For these projects, as a result of the Restructuring Agreement, we can provide technology and equipment directly with no obligation to the joint venture.  If the TSEC Joint Venture loses exclusivity due to a breach by us, STT and ICCDI are to be compensated for direct losses and all lost project profits.  We were also required to provide training for technical personnel of the TSEC Joint Venture through the second anniversary of the establishment of the TSEC Joint Venture, which has now passed.  We will also provide a review of engineering works for the TSEC Joint Venture.  If modifications are suggested by us and not made, the TSEC Joint Venture bears the liability resulting from such failure.  If we suggest modifications and there is still liability resulting from the engineering work, it is our liability.

Any party making improvements, whether patentable or not, relating to SGT after the establishment of the TSEC Joint Venture, grants to the other party an irrevocable, non-exclusive, royalty free right to use or license such improvements and agrees to make such improvements available to us free of charge.  All such improvements shall become part of SGT and both parties shall have the same rights, licenses and obligations with respect to the improvement as contemplated by the TUCA.

Any breach of or default under the TUCA which is not cured on notice entitles the non-breaching party to terminate.  The TSEC Joint Venture indemnifies us for misuse of SGT or infringement of SGT upon rights of any third party.